Long-term receivables and prepaid expenses	12 Months Ended
Jun. 30, 2024
Long-term receivables and prepaid expenses
Long-term receivables and prepaid expenses
17	Long-term receivables and prepaid expenses

	2024	2023
for the year ended 30 June	Rm	Rm
Total long-term receivables	3 716	3 202
Impairment of long-term receivables*	(156)	(111)
Short-term portion	(509)	(288)
	3 051	2 803
Long-term prepaid expenses[1]	979	237
	4 030	3 040
Comprising:
Long-term receivables (interest-bearing) - joint operations	879	683
Long-term loans	2 172	2 120
	3 051	2 803

1	Includes non - cash movement of R758 million related to an electricity supply contract at our Secunda Operations.

The majority of movements in long-term receivables are non-cash movements, cash movements were loans granted (R298 million) and repayments (R357 million).

*	Impairment of long-term loans and receivables

Long-term loans and receivables are considered for impairment under the expected credit loss model. Refer to note 36.2 for detail on the impairments recognised.